Bonus Agreements (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee based performance bonus expenses	$ 140
Predecessor
Employee based performance bonus expenses		$ 2,550	$ 4,799	$ 5,939